UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]:     Amendment Number: _
This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Invesco Private Capital, Inc.
Address:       1555 Peachtree Street, N.E.
               Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Trapani
Title:  Chief Compliance Officer
Phone:  404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani   Atlanta, GA         02/07/2011
[Signature]            [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     1

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     859,407 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
A     028-12271              Invesco Private Capital, Inc.
1     028-13083              WL Ross & Co. LLC


SECURITY                             TITLE       CUSIP       MARKET      PAR      SH/  PUT  INVEST     OTHER VOTING   VOTING VOTING
DESCRIPTION                          OF                      VALUE       VALUE    PRN  CALL MENT       MNGRS SOLE     SHARED NONE
                                     CLASS                   THOUSANDS                      DISCRETION
Assured Guaranty Ltd.                Common       G0585R106    283490    16016396  SH       DEFINED     1    16016396      0      0
Dynegy Inc                           Common       26817G300     22482     4000400  SH       DEFINED     1     4000400      0      0
Exco Resources Inc                   Common       269279402    308434    15882301  SH       DEFINED     1    15882301      0      0
International Coal Group             Common       45928H106     94960    12268723  SH       DEFINED     1    12268723      0      0
Sun Bancorp Inc                      Common       86663B102     57856    12469000  SH       DEFINED     1    12469000      0      0
Hanesbrands Inc                      Common       410345102      3931      154752  SH       DEFINED     1      154752      0      0
Innophos Holdings Inc.               Common       45774N108       578       16029  SH       DEFINED     1       16029      0      0
Select Sector SPDR TR SBI Int-Finl   Common       81369Y605      3350      210000  SH       DEFINED     1      210000      0      0
United Sates Oil Fund LP Units       Common       91232N108      3120       80000  SH       DEFINED     1       80000      0      0
Bioscrip Inc                         Common       09069N108       764      146146  SH       DEFINED     1      146146      0      0
Cooper Tire & Rubber                 Common       216831107     11887      504100  SH       DEFINED     1      504100      0      0
Key Energy Svcs Inc                  Common       492914106      8041      619500  SH       DEFINED     1      619500      0      0
Plains Expl & Prodtn Co              Common       726505100      2989       93000  SH       DEFINED     1       93000      0      0
Hutchinson Technology Inc            Convertible  448407AF3      3600     5000000  PRN      DEFINED     1     5000000      0      0
Callidus Software, Inc.              Common       13123E500      8087     1601406  SH       DEFINED           1601406      0      0
Cyclacel Pharmaceuticals             Common       23254L108      1197      814213  SH       DEFINED            814213      0      0
Infinera, Inc.                       Common       45667G103       478       46275  SH       DEFINED             46275      0      0
Infinity Pharmaceuticals             Common       45665G303        44        7415  SH       DEFINED              7415      0      0
ZipRealty                            Common       98974v107        58       22282  SH       DEFINED             22282      0      0
MetroPCS                             Common       591708102     33010     2613590  SH       DEFINED           2613590      0      0
Comscore Inc                         Common       20564w105      3450      154433  SH       DEFINED            154433      0      0
Harmonic, Inc.                       Common       413160102      6366      742772  SH       DEFINED            742772      0      0
Montricity                           Common       620107102       102        5493  SH       DEFINED              5493      0      0
Theravance                           Common       88338T104      1134      45219   SH       DEFINED             45219      0      0

Grand Total (in Thousands)                                   859407
total count                                                      24